Summary of Significant Accounting Policies - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	¥ 12,333,884		¥ 11,692,773		¥ 9,721,225	$ 1,737,191
Restricted cash	686,568		895,483		27,736	96,701
Accounts receivable, net	572,558		818,968			80,643
Short-term investment	7,454,633		5,753,483			1,049,963
Inventories	28,074		40,537			3,954
Advances to suppliers	821,942		861,573			115,768
Prepayments and other current assets	3,772,377		3,146,378			531,328
Total current assets	26,953,548		24,475,027			3,796,327
Investments in equity investees	3,455,119		3,950,544			486,643
Property and equipment, net	32,181,025		28,813,204			4,532,603
Land use rights, net	5,637,101		5,442,951			793,969
Operating lease right-of-use assets	672,193		808,506			94,676
Goodwill	4,241,541		4,241,541			597,409
Deferred tax assets	879,772		750,097			123,914
Long-term investment	12,170,881		7,322,545			1,714,233
Long-term financing receivables, net	964,780		1,295,755			135,886
Other non-current assets	701,758		816,839			98,841
TOTAL ASSETS	88,465,221		78,523,586			12,460,066
Current liabilities:
Short-term bank borrowings	7,765,990		5,394,423			1,093,817
Accounts payable	2,557,010		2,202,692			360,147
Notes payable			200,000
Advances from customers	1,745,727		1,374,691			245,881
Income tax payable	333,257		228,422			46,938
Amounts due to related parties	185,545	$ 26,133	26,352		6,131
Operating lease liabilities, current	186,253		229,718			26,233
Total current liabilities	20,061,184		16,405,324			2,825,559
Non-current operating lease liabilities	455,879		510,349			64,209
Deferred tax liabilities	638,200		346,472			89,889
Total Liabilities	28,184,813		24,051,116			3,969,748
Revenues	38,418,915	5,411,191	35,376,996		30,405,839
Net income	8,754,457	1,233,040	6,658,966		4,701,327
Net cash provided by (used in) operating activities	13,360,967	1,881,851	11,479,308		7,220,217
Net cash used in investing activities	(12,252,751)	(1,725,762)	(16,041,890)		(8,756,533)
Net cash provided by financing activities	(769,836)	(108,429)	7,058,202		(2,903,985)
Net increase (decrease) in cash and cash equivalents	448,223	63,131	2,833,726		(4,590,731)
Cash, cash equivalents and restricted cash at beginning of year	12,603,087	1,775,107	9,769,361		14,360,092
Cash, cash equivalents and restricted cash at end of year	13,051,310	$ 1,838,238	12,603,087	$ 1,775,107	9,769,361
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges	13,984,286		14,587,084		14,967,293
Operating cash outflows of Inter-company transactions	17,985,836		20,739,098		15,973,616
Related Party
Current assets
Amounts due from related parties	148,067		314,483			20,855
Current liabilities:
Other current liabilities	234,683		49,138			33,054
Revenues	594,859		1,038,004		112,142
Nonrelated Party [Member]
Current liabilities:
Other current liabilities	7,236,716		6,724,743			$ 1,019,271
ZTO Express and its subsidiaries (the "VIE")
Current assets
Cash and cash equivalents	2,808,795		2,752,475
Restricted cash	117,324
Accounts receivable, net	359,207		621,395
Financing receivables, net	955,424		847,054
Short-term investment	548,273		270,345
Inventories	20,405		28,151
Advances to suppliers	82,252		51,550
Prepayments and other current assets	2,109,425		1,197,862
Total current assets	17,580,584		12,349,072
Investments in equity investees	252,265		343,692
Property and equipment, net	5,928,466		5,916,022
Land use rights, net	1,234,585		1,217,531
Operating lease right-of-use assets	635,647		706,810
Goodwill	4,157,111		4,157,111
Deferred tax assets	300,761		436,558
Long-term investment	500,000		699,885
Long-term financing receivables, net	891,191		1,128,807
Other non-current assets	134,678		382,449
TOTAL ASSETS	31,615,288		27,337,937
Current liabilities:
Short-term bank borrowings	7,365,990		5,394,423
Accounts payable	1,892,652		1,607,764
Advances from customers	1,709,101		1,355,910
Income tax payable	198,294		165,973
Operating lease liabilities, current	181,275		216,799
Total current liabilities	15,974,913		13,689,416
Non-current operating lease liabilities	424,311		422,629
Deferred tax liabilities	81,971		92,344
Total Liabilities	16,481,195		14,204,389
Revenues	31,276,014		31,981,790		29,721,135
Net income	2,003,952		2,453,641		1,237,524
Net cash provided by (used in) operating activities	(1,261,654)		805,413		976,290
Net cash used in investing activities	(536,180)		(1,521,688)		(877,285)
Net cash provided by financing activities	1,971,478		2,537,808		55,212
Net increase (decrease) in cash and cash equivalents	173,644		1,821,533		154,217
Cash, cash equivalents and restricted cash at beginning of year	2,752,475		930,942		776,725
Cash, cash equivalents and restricted cash at end of year	¥ 2,926,119		¥ 2,752,475		¥ 930,942
VIE revenues as a percentage to consolidated revenues	81.40%	81.40%	90.40%	90.40%	97.70%
VIE assets as a percentage to consolidated assets	35.70%		26.50%			35.70%
VIE liabilities as a percentage to consolidated liabilities	58.50%		59.10%			58.50%
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE	¥ 0
ZTO Express and its subsidiaries (the "VIE") | Related Party
Current assets
Amounts due from related parties	10,579,479		¥ 6,580,240
Current liabilities:
Amounts due to related parties	197,021		39,770
ZTO Express and its subsidiaries (the "VIE") | Nonrelated Party [Member]
Current liabilities:
Other current liabilities	4,430,580		4,908,777
Subsidiaries [Member]
Current assets
Amounts due from related parties	¥ 10,556,052		¥ 6,554,502